Share Capital - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands														12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 $ / shares	Dec. 10, 2024 CAD ($) shares	Jun. 10, 2024 CAD ($) shares	May 28, 2024 CAD ($) shares	May 14, 2024 CAD ($) shares	Dec. 11, 2023 CAD ($) shares	Dec. 09, 2023 CAD ($) $ / shares shares	Sep. 28, 2023 CAD ($) shares	Sep. 22, 2023 CAD ($) shares	Sep. 22, 2023 USD ($) shares	Jun. 09, 2023 shares	Jun. 10, 2022 CAD ($)	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Jan. 06, 2023 CAD ($)
Disclosure of classes of share capital [line items]
Stock Issued During Period, Shares, Stock Options Exercised | shares														8,757,006
Proceeds from exercise of stock options														$ 20,160
Proceeds from the issue of ordinary shares						$ 226,000
Options exercised, shares | shares															8,608,816
Exercise of options														(20,160)	$ (26,349)
Common shares issued | shares			704,584	215,219			113,803					46,038
Issue of shares on convertible debenture interest payment			$ 7,976	$ 2,088			$ 1,064						$ 270	10,064	$ 1,498
Percentage of issued and outstanding shares acquired															20.00%
Options granted, maximum term															10 years
Share-based payments (Note 12)														29,534	$ 37,142
Payment for share issue costs						$ 10,336
Increase decrease in the shares issued during the period | shares						20,161,290
Commission Fees [Member]
Disclosure of classes of share capital [line items]
Share issuance costs						$ 9,084
Other Transaction Costs [Member]
Disclosure of classes of share capital [line items]
Share issuance costs						1,252
Equity Distribution Agreement At The Market Programme December Two Thousand And Twenty Four [Member]
Disclosure of classes of share capital [line items]
Proceeds from the issue of ordinary shares	$ 134,948
Share issuance costs	1,349
Amount Of Ordinary Shares Sold Approximately						275,900
Number Of Ordinary Shares Sold						$ 500,000
Payment for share issue costs	$ 4,993
Average share price | $ / shares		$ 10.38
Increase decrease in the shares issued during the period | shares	13,000,800
Equity Distribution Agreement At The Market Programme December Two Thousand And Twenty Four [Member] | Other Transaction Costs [Member]
Disclosure of classes of share capital [line items]
Share issuance costs	$ 3,644
Equity Distribution Agreement At The Market Programme January Two Thousand And Twenty Three [Member]
Disclosure of classes of share capital [line items]
Proceeds from the issue of ordinary shares								$ 182,066
Payment for share issue costs								$ 6,890
Average share price | $ / shares								$ 7.36
Increase decrease in the shares issued during the period | shares								24,724,125
Common Stock Shares Subscribed But Not Issued Value																$ 250,000
Equity Distribution Agreement At The Market Programme January Two Thousand And Twenty Three [Member] | Commission Fees [Member]
Disclosure of classes of share capital [line items]
Share issuance costs								$ 3,704
Equity Distribution Agreement At The Market Programme January Two Thousand And Twenty Three [Member] | Other Transaction Costs [Member]
Disclosure of classes of share capital [line items]
Share issuance costs								$ 3,186
Equity Distribution Agreement At The Market Programme December Two Thousand And Twenty Three [Member]
Disclosure of classes of share capital [line items]
Common Stock Shares Subscribed But Not Issued Value							$ 500,000
2020 Debentures [member]
Disclosure of classes of share capital [line items]
Sale of stock issue price per share | shares									8,663,461
Stock issued during the period value conversion of debentures									$ 72,773
Stock issued during period related to accrued and unpaid interest | shares									19,522
Stock issued during period value related to accrued and unpaid interest									$ 164
2023 Debentures [member]
Disclosure of classes of share capital [line items]
Establishment fee (shares) | shares					909,090					634,615	634,615
Establishment fee					$ 10,235					$ 4,443	$ 3,300
Included in exploration and evaluation assets [member]
Disclosure of classes of share capital [line items]
Capitalized to exploration and evaluation assets														6,911	6,867
Expensed to the statement of loss profit and comprehensive loss profit [member]
Disclosure of classes of share capital [line items]
Share-based payments (Note 12)														29,534	37,142
Reserves [member]
Disclosure of classes of share capital [line items]
Exercise of options														10,760	16,288
Expense from equity settled share based payment transactions														$ 36,445	$ 44,009